EMPLOYEE STOCK BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of assumptions used in the valuations of stock options

	2013	2012	2011
	Black-Scholes Model	Black-Scholes Model	Black-Scholes Model
Expected volatility	27.0%	26.9%	26.7%
Risk-free interest rate	0.9%	1.2%	2.6%
Dividend yield	1.9%	1.6%	1.7%
Expected life	5.3 years	6.0 years	6.0 years

Schedule of stock option activity

	Shares (in thousands)	Weighted Average Exercise Price of Shares	Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Balance—January 1, 2011	1,404	$34.36	8.6	$48.2
Granted	558	59.18
Exercised	(140)	31.65		$5.2
Forfeited or expired	(33)	45.03
Balance—December 31, 2011	1,789	42.12	8.1	$47.6
Granted	491	78.12
Exercised	(325)	35.60		$11.6
Forfeited or expired	(53)	57.50
Balance—December 31, 2012	1,902	52.11	7.7	$99.2
Granted	485	74.76
Exercised	(377)	36.06		$17.6
Forfeited or expired	(51)	73.57
Balance—December 31, 2013	1,959	60.12	7.4	$46.3
Vested—December 31, 2013	1,119	50.24	6.5	$37.5
Vested and expected to vest—December 31, 2013	1,940	59.98	7.4	$46.1

Summary of performance share awards activity

Grant Date	Performance Cycle Measurement Date	Shares Granted and Earned (in thousands)	Weighted- Average Grant- Date Fair Value	Performance Shares Outstanding at December 31, 2013
February 27, 2013	Annually on 12/31	203	$72.30	143
March 2, 2012	Annually on 12/31	418	$67.22	197
March 2, 2011	Annually on 12/31	275	$57.03	79

Summary of restricted stock unit activity

	Shares (in thousands)	Weighted- Average Grant Date Fair Value
Nonvested restricted stock units—January 1, 2011	588	$35.15
Granted	134	59.40
Vested	(170)	44.44
Forfeited	(19)	40.39
Nonvested restricted stock units—December 31, 2011	533	38.09
Granted	146	76.98
Vested	(146)	32.28
Forfeited	(19)	47.57
Nonvested restricted stock units—December 31, 2012	514	50.24
Granted	133	74.85
Vested	(189)	39.14
Forfeited	(35)	62.68
Nonvested restricted stock units—December 31, 2013	423	61.59

Summary of stock-based compensation expense by award type

	Years Ended December 31,
(In millions)	2013	2012	2011
Stock options	$6.5	$7.5	$5.9
Performance share awards	16.1	16.1	22.8
Restricted stock units	10.0	8.6	11.2
Total pre-tax stock-based compensation expense	$32.6	$32.2	$39.9
Net tax benefit related to stock-based compensation expense	$(11.4)	$(9.8)	$(14.1)

Schedule of stock-based compensation expense recognized in the consolidated statements of earnings

	Years Ended December 31,
(Dollars in millions)	2013	2012	2011
Cost of products sold	$3.0	$3.0	$4.0
Selling, general and administrative	26.6	26.2	31.9
Research and development	3.0	3.0	4.0
Total stock-based compensation expense	$32.6	$32.2	$39.9